INCOME TAXES - Non-capital Losses (Details) $ in Millions	Mar. 31, 2025 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	$ 214.0
Recognized	360.9
2026-2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	23.2
Recognized	8.4
2031-2045
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	23.4
Recognized	86.9
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized	167.4
Recognized	$ 265.6